Fair Value (Changes In Unrealized Gains (Losses) Included In Net Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
S&P 500 Index Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Changes in unrealized gains (losses) included in net income relating to positions still held	$ (2.5)	$ 8.4
Index-Based Interest Guarantees [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Changes in unrealized gains (losses) included in net income relating to positions still held	$ (4.6)	$ (5.8)